Shareholders' Equity, Capital Ratios and Other Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2017
Banking and Thrift [Abstract]
Schedule of Preferred Stock
The following table presents a summary of the Company's non-cumulative perpetual preferred stock at December 31:

					2017	2016
	Issuance Date	Earliest Redemption Date	Annual Dividend Rate	Liquidation Amount	Carrying Amount	Carrying Amount
(Dollars in thousands)
Series B Preferred Stock	8/5/2015	8/1/2025	6.625%	$80,000	$76,812	$76,812
Series C Preferred Stock	5/9/2016	5/1/2026	6.600%	57,500	55,285	55,285
				$137,500	$132,097	$132,097

Actual Capital Amounts and Ratios
The Company’s and IBERIABANK’s actual capital amounts and ratios as of December 31 are presented in the following table.

(Dollars in thousands)	2017
	Minimum		Well-Capitalized		Actual
	Amount	Ratio	Amount	Ratio	Amount	Ratio
Tier 1 Leverage
Consolidated	$1,073,381	4.00%	N/A	N/A	$2,509,496	9.35%
IBERIABANK	1,070,789	4.00	$1,338,487	5.00	2,437,275	9.10
Common Equity Tier 1 (CET1) (1)
Consolidated	$1,011,732	4.50%	N/A	N/A	$2,377,398	10.57%
IBERIABANK	1,009,553	4.50	$1,458,243	6.50	2,437,275	10.86
Tier 1 Risk-Based Capital (1)
Consolidated	$1,348,977	6.00%	N/A	N/A	$2,509,496	11.16%
IBERIABANK	1,346,070	6.00	$1,794,760	8.00	2,437,275	10.86
Total Risk-Based Capital (1)
Consolidated	$1,798,635	8.00%	N/A	N/A	$2,780,095	12.37%
IBERIABANK	1,794,760	8.00	$2,243,450	10.00	2,591,374	11.55

	2016
	Minimum		Well-Capitalized		Actual
	Amount	Ratio	Amount	Ratio	Amount	Ratio
Tier 1 Leverage
Consolidated	$818,440	4.00%	N/A	N/A	$2,221,528	10.86%
IBERIABANK	816,152	4.00	$1,020,190	5.00	1,878,703	9.21
Common Equity Tier 1 (CET1) (1)
Consolidated	$794,334	4.50%	N/A	N/A	$2,089,431	11.84%
IBERIABANK	792,111	4.50	$1,144,160	6.50	1,878,703	10.67
Tier 1 Risk-Based Capital (1)
Consolidated	$1,059,112	6.00%	N/A	N/A	$2,221,528	12.59%
IBERIABANK	1,056,147	6.00	$1,408,197	8.00	1,878,703	10.67
Total Risk-Based Capital (1)
Consolidated	$1,412,149	8.00%	N/A	N/A	$2,493,988	14.13%
IBERIABANK	1,408,197	8.00	$1,760,246	10.00	2,034,663	11.56